Note 13 - Leases - Balance Sheet Classification of Operating Lease Right-of-use Assets and Lease Liabilities (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Other Assets [Member]
Operating lease right-of-use assets	$ 572
Other Liabilities [Member]
Present Value of Lease Liabilities	$ 547